Statements of Operations	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 971,032
Loss from operations	(971,032)
Other income (expense):
Interest earned on marketable securities held in Trust Account	95,349
Change in fair value of warranty liability	(47,727,542)
Total other income (expense)	(47,632,193)
Net Loss	(48,603,225)
Class A Redeemable Ordinary Shares [Member]
Loss from operations	95,349
Other income (expense):
Interest earned on marketable securities held in Trust Account	$ 95,349
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	50,526,839
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.00
Common Class A [Member]
Other income (expense):
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.00
Class B Non Redeemable Ordinary Shares [Member]
Loss from operations	$ (48,698,574)
Other income (expense):
Interest earned on marketable securities held in Trust Account	95,349
Net Loss	$ (48,603,225)
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	12,032,668
Earnings Per Share, Basic and Diluted | $ / shares	$ (4.05)
Common Class B [Member]
Other income (expense):
Earnings Per Share, Basic and Diluted | $ / shares	$ (4.05)